CONCENTRATION OF RISKS	12 Months Ended
Dec. 31, 2017
CONCENTRATION OF RISKS
CONCENTRATION OF RISKS

3.  CONCENTRATION OF RISKS

Concentration of credit risk

Assets that potentially subject the Group to significant concentration of credit risk primarily consist of cash and cash equivalents, restricted cash, accounts receivable and financing lease receivables. As of December 31, 2016 and 2017, RMB728,573 and RMB2,964,731 (US$455,671), respectively, of the Group’s cash and cash equivalents and restricted cash were primarily deposited in financial institutions located in the PRC, which management believes are of high credit quality.

Accounts receivable are typically unsecured and derived from revenue earned from customers mainly in the PRC, which are exposed to credit risk. The risk is mitigated by credit evaluations the Group performs on its customers and its ongoing monitoring process of outstanding balances. The Group maintains reserves for estimated credit losses, which have generally been within its expectations.

The Group is exposed to default risk on its financing lease receivables amounting to RMB110,843 and RMB 942,946 (US$ 144,929) as of December 31, 2016 and 2017. The Group regularly reviews the creditworthiness and financing lease receivables are fully collateralized by assets the Group can repossess in the event of default. The Group assesses the allowance for credit losses related to financing lease receivables on a quarterly basis, either on an individual or collective basis. As of December 31, 2017, no allowance for credit losses was recorded.

The Group is able to take as collateral certain operating assets which it is able to monitor and repossess for rapid utilization and/or monetization in the event of a default. In addition, as most of the parties to which the Group provides financial services are the Group’s ecosystem participants, the Group has substantial knowledge about their business and operations and can monitor their financial position and their usage of collateralized assets.

Interest rate risk

The Group is exposed to interest rate risk related to some of its outstanding short-term bank loans (Note 12). The interest rate of these outstanding short-term bank loans were mainly based on the one year People’s Bank of China benchmark interest rate and a pre-determined margin. A hypothetical 1% increase or decrease in annual interest rates would increase or decrease interest expense by approximately RMB700 (US$108) per year based on the Group’s short-term bank loan balance at December 31, 2017.

Business, customer, political, social and economic risks

The Group participates in a dynamic logistics and supply chain management industry and believes that changes in any of the following areas could have a material adverse effect on the Group’s future financial position, results of operations or cash flows: changes in the overall demand for services; competitive pressures due to new entrants; advances and new trends in new technologies and industry standards; changes in certain strategic relationships or customer relationships; regulatory considerations; and risks associated with the Group’s ability to attract and retain employees necessary to support its growth. The Group’s operations could be also adversely affected by significant political, economic and social uncertainties in the PRC.

Domestic mail delivery service-related businesses are subject to significant restrictions under current PRC laws and regulations. Specifically, foreign investors are not allowed to own more than a 50% equity interest in any mail delivery service business. Currently, the Group conducts its operations in China through contractual arrangements entered between the Company, its PRC subsidiaries and VIE. The relevant regulatory authorities may find the current contractual arrangements and businesses to be in violation of any existing or future PRC laws or regulations. If so, the relevant regulatory authorities would have broad discretion in dealing with such violations. In addition, if the current ownership structure of the Company and its contractual arrangements with the VIE are found to be in violation of any existing or future PRC laws and regulations, the Company may be required to restructure its ownership structure and operations in the PRC to comply with the changing and new PRC laws and regulations. The Company may not be able to operate or control the VIE, which may result in deconsolidation of the VIE.

No single customer or supplier accounted for more than 10% of revenues or cost of revenues for the years ended December 31, 2015, 2016 and 2017.

Currency convertibility risk

The Group primarily transacts all of its business in RMB, which is not freely convertible into foreign currencies. On January 1, 1994, the PRC government abolished the dual rate system and introduced a single rate of exchange as quoted daily by the People’s Bank of China (the “PBOC”). However, the unification of the exchange rates does not imply that the RMB may be readily convertible into United States dollars or other foreign currencies. All foreign exchange transactions continue to take place either through the PBOC or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the PBOC. Approval of foreign currency payments by the PBOC or other institutions requires submitting a payment application form together with suppliers’ invoices, shipping documents and signed contracts.

Foreign currency exchange rate risk

From July 21, 2005, the RMB is permitted to fluctuate within a narrow and managed band against a basket of certain foreign currencies. For RMB against U.S. dollar, there was depreciation of approximately 5.8% and 6.4% in the year ended December 31, 2015 and 2016, respectively and appreciation 5.8% in the year end December 31, 2017. It is difficult to predict how market forces or PRC or U.S. government policy may impact the exchange rate between the RMB and the U.S. dollar in the future.

To the extent that the Company needs to convert U.S. dollar into RMB for capital expenditures and working capital and other business purposes, appreciation of RMB against U.S. dollar would have an adverse effect on the RMB amount the Company would receive from the conversion. Conversely, if the Company decides to convert RMB into U.S. dollar for the purpose of making payments for dividends on ordinary shares, strategic acquisitions or investments or other business purposes, appreciation of U.S. dollar against RMB would have a negative effect on the U.S. dollar amount available to the Company. In addition, a significant depreciation of the RMB against the U.S. dollar may significantly reduce the U.S. dollar equivalent of the Company’s earnings or losses.